Significant Accounting Estimates (Details) - AMTD [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Estimates and Judgments [Line Items]
Gross carrying amount	$ 1,346,526	$ 1,400,612
Related party transaction rate of interest	2.00%
Loss provided under expected credit loss	$ 4,988	$ 4,988